Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

February 29, 2020

AGAI-QTLY-0420
1.797925.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	118,709	$6,429
Entertainment - 1.8%
Activision Blizzard, Inc.	49,400	2,872
The Walt Disney Co.	13,100	1,541
Vivendi SA	163,600	4,180
		8,593
Interactive Media & Services - 0.4%
Alphabet, Inc.:
Class A (a)	763	1,022
Class C (a)	713	955
		1,977
Media - 4.8%
Comcast Corp. Class A	490,258	19,821
Interpublic Group of Companies, Inc.	97,300	2,078
Omnicom Group, Inc.	7,000	485
Sinclair Broadcast Group, Inc. Class A	50,600	1,174
		23,558

TOTAL COMMUNICATION SERVICES		40,557

CONSUMER DISCRETIONARY - 1.5%
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	200	24
Whirlpool Corp.	12,500	1,598
		1,622
Specialty Retail - 1.0%
Lowe's Companies, Inc.	35,757	3,811
TJX Companies, Inc.	19,740	1,180
		4,991
Textiles, Apparel & Luxury Goods - 0.2%
Puma AG	806	62
PVH Corp.	8,400	623
Tapestry, Inc.	6,300	148
		833

TOTAL CONSUMER DISCRETIONARY		7,446

CONSUMER STAPLES - 9.6%
Beverages - 1.4%
Pernod Ricard SA	1,100	179
Remy Cointreau SA	2,300	234
The Coca-Cola Co.	117,084	6,263
		6,676
Food & Staples Retailing - 1.8%
Walgreens Boots Alliance, Inc.	29,800	1,364
Walmart, Inc.	70,510	7,593
		8,957
Household Products - 1.5%
Colgate-Palmolive Co.	6,200	419
Energizer Holdings, Inc.	12,600	542
Procter & Gamble Co. (b)	33,535	3,797
Reynolds Consumer Products, Inc. (a)	46,200	1,333
Spectrum Brands Holdings, Inc.	26,100	1,407
		7,498
Personal Products - 0.2%
Unilever NV	13,800	729
Tobacco - 4.7%
Altria Group, Inc.	423,220	17,085
British American Tobacco PLC sponsored ADR	105,580	4,202
Philip Morris International, Inc.	22,161	1,814
		23,101

TOTAL CONSUMER STAPLES		46,961

ENERGY - 7.8%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	11,100	301
Oil, Gas & Consumable Fuels - 7.7%
Cenovus Energy, Inc.	3,000	22
Cenovus Energy, Inc. (Canada)	815,500	5,997
Equinor ASA sponsored ADR	324,000	5,038
Exxon Mobil Corp.	390,100	20,067
Hess Corp.	101,100	5,680
Kosmos Energy Ltd.	309,200	943
		37,747

TOTAL ENERGY		38,048

FINANCIALS - 16.0%
Banks - 10.5%
Bank of America Corp.	461,142	13,143
First Hawaiian, Inc.	11,800	283
JPMorgan Chase & Co.	59,243	6,879
M&T Bank Corp.	6,600	927
PNC Financial Services Group, Inc.	45,216	5,715
Truist Financial Corp.	114,749	5,295
U.S. Bancorp	76,530	3,554
Wells Fargo & Co.	376,650	15,386
		51,182
Capital Markets - 4.3%
Brookfield Asset Management, Inc. Class A	20,801	1,247
Cboe Global Markets, Inc.	3,610	412
Charles Schwab Corp.	24,713	1,007
FS KKR Capital Corp.	3,600	19
Julius Baer Group Ltd.	6,301	265
KKR & Co. LP	60,113	1,719
Morgan Stanley	30,430	1,370
Northern Trust Corp.	82,437	7,235
Raymond James Financial, Inc.	18,000	1,505
S&P Global, Inc.	200	53
State Street Corp.	90,770	6,182
		21,014
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	14,100	233
Insurance - 1.0%
Chubb Ltd.	14,000	2,030
Marsh & McLennan Companies, Inc.	16,166	1,690
The Travelers Companies, Inc.	8,800	1,054
		4,774
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	61,090	1,298

TOTAL FINANCIALS		78,501

HEALTH CARE - 18.7%
Biotechnology - 1.9%
AbbVie, Inc.	27,900	2,391
Alexion Pharmaceuticals, Inc. (a)	27,800	2,614
Amgen, Inc.	13,000	2,596
Intercept Pharmaceuticals, Inc. (a)	19,495	1,792
		9,393
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	4,400	1,046
Boston Scientific Corp. (a)	14,500	542
		1,588
Health Care Providers & Services - 7.5%
AmerisourceBergen Corp.	38,000	3,204
Cardinal Health, Inc.	77,900	4,060
Cigna Corp.	36,700	6,714
CVS Health Corp.	151,151	8,945
McKesson Corp.	41,333	5,781
Patterson Companies, Inc.	57,200	1,361
UnitedHealth Group, Inc.	25,700	6,552
		36,617
Pharmaceuticals - 9.0%
Bayer AG	115,473	8,398
Bristol-Myers Squibb Co.	230,500	13,613
GlaxoSmithKline PLC sponsored ADR	212,109	8,597
Johnson & Johnson	90,401	12,157
Novartis AG sponsored ADR	601	50
Sanofi SA sponsored ADR	24,500	1,133
		43,948

TOTAL HEALTH CARE		91,546

INDUSTRIALS - 16.5%
Aerospace & Defense - 1.7%
General Dynamics Corp.	13,000	2,076
Huntington Ingalls Industries, Inc.	7,400	1,521
Meggitt PLC	353	2
The Boeing Co.	9,000	2,476
United Technologies Corp.	16,131	2,107
		8,182
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	6,100	420
Expeditors International of Washington, Inc.	800	56
FedEx Corp.	13,000	1,835
United Parcel Service, Inc. Class B	89,179	8,070
		10,381
Building Products - 0.0%
Johnson Controls International PLC	1,400	51
Commercial Services & Supplies - 0.6%
Healthcare Services Group, Inc. (c)	56,600	1,559
Interface, Inc.	48,100	702
KAR Auction Services, Inc.	2,700	52
Ritchie Bros. Auctioneers, Inc.	1,700	67
Stericycle, Inc. (a)	10,525	604
		2,984
Electrical Equipment - 1.0%
Acuity Brands, Inc.	9,400	967
Hubbell, Inc. Class B	13,212	1,760
Rockwell Automation, Inc.	1,900	349
Vertiv Holdings LLC (d)	160,000	1,886
		4,962
Industrial Conglomerates - 6.8%
3M Co.	8,700	1,298
General Electric Co.	2,928,793	31,869
		33,167
Machinery - 1.0%
Cummins, Inc.	3,700	560
Donaldson Co., Inc.	20,200	911
Flowserve Corp.	24,400	981
Fortive Corp.	9,800	678
JOST Werke AG (e)	3,200	109
Westinghouse Air Brake Co.	19,431	1,335
		4,574
Professional Services - 0.7%
RELX PLC (London Stock Exchange)	142,896	3,457
Robert Half International, Inc.	1,800	91
		3,548
Road & Rail - 1.8%
J.B. Hunt Transport Services, Inc.	31,620	3,049
Knight-Swift Transportation Holdings, Inc. Class A	115,600	3,692
Union Pacific Corp.	13,300	2,125
		8,866
Trading Companies & Distributors - 0.8%
Fastenal Co.	15,200	520
MSC Industrial Direct Co., Inc. Class A	700	43
Watsco, Inc.	20,364	3,197
		3,760

TOTAL INDUSTRIALS		80,475

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.4%
Cisco Systems, Inc.	50,471	2,015
IT Services - 2.6%
DXC Technology Co.	12,800	309
Fidelity National Information Services, Inc.	400	56
Genpact Ltd.	31,600	1,215
IBM Corp.	16,200	2,108
Unisys Corp. (a)	75,492	1,172
Visa, Inc. Class A	43,140	7,841
		12,701
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	6,300	687
Applied Materials, Inc.	17,995	1,046
Marvell Technology Group Ltd.	15,300	326
Qualcomm, Inc.	134,198	10,508
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,900	425
		12,992
Software - 7.4%
Microsoft Corp. (b)	165,573	26,824
Open Text Corp.	12,600	528
Oracle Corp.	54,584	2,700
SAP SE sponsored ADR	47,000	5,808
Temenos Group AG	1,180	169
		36,029
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	46,173	12,622

TOTAL INFORMATION TECHNOLOGY		76,359

MATERIALS - 0.6%
Chemicals - 0.3%
Nutrien Ltd.	36,480	1,474
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (c)	29,400	1,273

TOTAL MATERIALS		2,747

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	6,800	1,542
CoreSite Realty Corp.	9,300	965
Equinix, Inc. (b)	2,210	1,266
Public Storage	3,400	711
Simon Property Group, Inc.	7,800	960
Ventas, Inc.	4,600	247
		5,691
UTILITIES - 0.5%
Electric Utilities - 0.3%
Duke Energy Corp.	10,400	954
Exelon Corp.	9,300	401
PPL Corp.	4,100	123
		1,478
Multi-Utilities - 0.2%
Sempra Energy	6,600	923

TOTAL UTILITIES		2,401

TOTAL COMMON STOCKS
(Cost $399,393)		470,732

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $1,507)	26,900	1,532
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $235)	229	259
	Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(f)(g)	1,136,506	62
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(f)(g)	979,863	637
TOTAL OTHER
(Cost $1,477)		699

Money Market Funds - 4.0%
Fidelity Cash Central Fund 1.60% (h)	16,505,355	16,509
Fidelity Securities Lending Cash Central Fund 1.60% (h)(i)	3,045,836	3,046
TOTAL MONEY MARKET FUNDS
(Cost $19,555)		19,555
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $422,167)		492,777
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,900)
NET ASSETS - 100%		$488,877

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Equinix, Inc.	Chicago Board Options Exchange	6	$344	$700.00	6/19/20	$(4)
Microsoft Corp.	Chicago Board Options Exchange	81	1,312	200.00	5/15/20	(10)
Procter & Gamble Co.	Chicago Board Options Exchange	37	419	125.00	3/20/20	(2)
Procter & Gamble Co.	Chicago Board Options Exchange	37	419	130.00	3/20/20	(1)
TOTAL WRITTEN OPTIONS						$(17)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $2,494,000.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,585,000 or 0.5% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,000 or 0.0% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$497
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$980
Vertiv Holdings LLC	2/6/20	$1,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$83
Fidelity Securities Lending Cash Central Fund	2
Total	$85

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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